Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
10.	Debt
The Company’s total indebtedness as of June 30, 2021, and December 31, 2020, consisted of the following (
in thousands
):

	June 30, 2021	December 31, 2020
Loan and security agreement	$39,000	$39,000
Promissory note	—	8,293
Paid-in-kind interest	392	283
End of term charge	548	399
Less: Debt issuance costs, net	(320)	(396)

Total debt	$39,620	$47,579
Less: current maturities of long-term debt	—	6,535

Total long-term debt	$39,620	$41,044

On August 9, 2019, the Company entered into a LSA for an aggregate principal amount of up to $50.0 million, subject to certain limitations. Initial borrowings from the LSA of $35.0 million were used to extinguish previously issued long-term debt and for general corporate purposes. The LSA bears interest equal to the greater of either (i) 10.75% plus the prime rate as reported in The Wall Street Journal minus 5.5%, or (ii) 10.75%. Additionally, the Company is subject to paid-in-kind
(“PIK”) interest of 0.55% and an end of term charge equal to 3.00% of the total funded amount. The LSA bore interest at a rate of 10.75% at both June 30, 2021 and December 31, 2020. Monthly payments on the LSA are interest only, with the principal, accrued PIK interest and the end of term charge due in full at maturity. Unused capacity under the LSA does not bear a commitment fee.
The LSA matures on August 1, 2023, subject to certain conditions, is secured by substantially all of the Company’s assets, and does not contain any financial covenants. The Company incurred debt issuance costs of $0.6 million associated with the LSA. On March 19, 2020, the Company borrowed an additional $4.0 million from the LSA (the maximum borrowing capacity available at the time), increasing total borrowings from $35.0 million to $39.0 million. There was $11.0 million of available borrowing capacity under the LSA as of June 30, 2021.
The Company applied for and received a promissory note under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act program in the amount of $8.3 million on April 16, 2020. The promissory note was scheduled to mature on April 16, 2022 and bore a 1.00% interest rate. The Company applied for forgiveness of the promissory note and on June 30, 2021, the Company received notice from the SBA that the promissory note and accrued interest of $0.1 million was forgiven in full. Accordingly, the Company recognized a gain on debt extinguishment of $8.4 million for the three and six months ended June 30, 2021.

10. Debt
The Company’s total indebtedness as of December 31, 2020, and 2019, consisted of the following
(in thousands)
:

	December 31,
	2020	2019
Loan and security agreement	$39,000	$35,000
Promissory note	8,293	—
Paid-in-kind interest	283	69
End of term charge	399	109
Less: Debt issuance costs, net	(396)	(549)

Total debt	$47,579	$34,629

Less: current maturities of long-term debt	6,535	—
Total long-term debt	$41,044	$34,629

On January 10, 2017, the Company entered into an unsecured revolving credit facility (the “Facility”). The Facility allowed for aggregate borrowings of up to $15.0 million. Monthly payments under the Facility were interest only with aggregate outstanding borrowings due at the termination of the Facility. The Facility contained affirmative and negative covenants customary for agreements of this type. The Facility contained a financial covenant that required the Company to either maintain a deposit balance of $5.0 million at the Facility lender or obtain minimum revenue requirements.
On June 22, 2018, the Company amended the Facility by increasing the total amount available to borrow on the Facility to $30.0 million, based on certain financial covenants being met. Monthly payments on the Facility were interest only, with the principal and accrued interest due in full at maturity. Total borrowings of $10.0 million for the acquisition of Veritas Prep were outstanding on the Facility at December 31, 2018. The Facility bore interest equal to the variable prime rate established by the Facility lender plus 0.30%. The Company was in compliance with all debt covenants as of December 31, 2018.
On August 9, 2019, the Company entered into a LSA for an aggregate principal amount of up to $50.0 million, subject to certain limitations. Initial borrowings from the LSA of $35.0 million were used to extinguish the Facility, and for general corporate purposes. The Company incurred a loss of less than $0.1 million on the extinguishment of the Facility and the associated unamortized issuance costs. The LSA bears interest equal to the

greater of either
 (i)
10.75
% plus the prime rate as reported in The Wall Street Journal minus
5.5
%, or (ii)
10.75
%. Additionally, the Company is subject to
paid-in-kind
(“PIK”) interest of
0.55
% and an end of term charge equal to
3.00
% of the total funded amount. The LSA bore interest at a rate of
10.75
% for the years ended December
31
,
2020
and
2019
. Monthly payments on the LSA are interest only, with the principal, accrued PIK interest and the end of term charge due in full at maturity. Unused capacity under the LSA does not bear a commitment fee.
The LSA matures on August 1, 2023, subject to certain conditions, is secured by substantially all of the Company’s assets, and does not contain any financial covenants. The Company incurred debt issuance costs of $0.6 million associated with the LSA. On March 19, 2020, the Company borrowed an additional $4.0 million from the LSA (the maximum borrowing capacity available at the time), increasing total borrowings from $35.0 million to $39.0 million. Total borrowings of $39.0 million are outstanding as of December 31, 2020. There was $7.8 million of available borrowing capacity under the LSA as of December 31, 2020.
Interest and debt issuance amortization costs of $4.9 million, $2.1 million, and $0.2 million were incurred by the Company in conjunction with the LSA and the Facility for the years ended December 31, 2020, 2019, and 2018, respectively, and are included as “Interest expense” in the accompanying Consolidated Statements of Operations.
The Company applied for and received a promissory note under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act program in the amount of $8.3 million on April 16, 2020. The promissory note is scheduled to mature on April 16, 2022 and has a 1.00% interest rate. The promissory note is forgivable under certain conditions. The promissory note has not been forgiven.